Long-term debt (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Outstanding principal	$ 519,796	$ 341,097
Total debt	513,782	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	468,324	300,440
Lampung Facility [Member]
Debt Instrument [Line Items]
Lampung facility unamortized debt issuance cost	(8,882)	(9,357)
Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	818	908
Grace Facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	2,050	0
Export credit tranche One [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	135,148	138,868
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	34,296	35,340
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	127,852	130,222
Export credit tranche Four [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	35,750	36,667
Commercial tranche One [Member] | Grace Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	153,750	0
Export credit tranche [Member] | Grace Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 33,000	$ 0